Significant Transactions with Related Parties Included in Determination of Net Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 Noninterest Expense Administrative and Other USD ($)	Mar. 31, 2012 Noninterest Expense Administrative and Other INR	Mar. 31, 2011 Noninterest Expense Administrative and Other INR	Mar. 31, 2010 Noninterest Expense Administrative and Other INR	Mar. 31, 2012 Noninterest Expense Premises and equipment USD ($)	Mar. 31, 2012 Noninterest Expense Premises and equipment INR	Mar. 31, 2011 Noninterest Expense Premises and equipment INR	Mar. 31, 2010 Noninterest Expense Premises and equipment INR	Mar. 31, 2012 Fees and commissions USD ($)	Mar. 31, 2012 Fees and commissions INR	Mar. 31, 2011 Fees and commissions INR	Mar. 31, 2010 Fees and commissions INR	Mar. 31, 2012 Interest and Dividend revenue USD ($)	Mar. 31, 2012 Interest and Dividend revenue INR	Mar. 31, 2011 Interest and Dividend revenue INR	Mar. 31, 2010 Interest and Dividend revenue INR	Mar. 31, 2012 Principal Owner Noninterest Expense Administrative and Other INR	Mar. 31, 2011 Principal Owner Noninterest Expense Administrative and Other INR	Mar. 31, 2010 Principal Owner Noninterest Expense Administrative and Other INR	Mar. 31, 2012 Principal Owner Noninterest Expense Premises and equipment INR	Mar. 31, 2011 Principal Owner Noninterest Expense Premises and equipment INR	Mar. 31, 2010 Principal Owner Noninterest Expense Premises and equipment INR	Mar. 31, 2012 Principal Owner Fees and commissions INR	Mar. 31, 2011 Principal Owner Fees and commissions INR	Mar. 31, 2010 Principal Owner Fees and commissions INR	Mar. 31, 2012 Principal Owner Interest and Dividend revenue INR	Mar. 31, 2011 Principal Owner Interest and Dividend revenue INR	Mar. 31, 2010 Principal Owner Interest and Dividend revenue INR	Mar. 31, 2012 Others Noninterest Expense Administrative and Other INR	Mar. 31, 2011 Others Noninterest Expense Administrative and Other INR	Mar. 31, 2010 Others Noninterest Expense Administrative and Other INR	Mar. 31, 2012 Others Noninterest Expense Premises and equipment INR	Mar. 31, 2011 Others Noninterest Expense Premises and equipment INR	Mar. 31, 2010 Others Noninterest Expense Premises and equipment INR	Mar. 31, 2012 Others Fees and commissions INR	Mar. 31, 2011 Others Fees and commissions INR	Mar. 31, 2010 Others Fees and commissions INR	Mar. 31, 2012 Others Interest and Dividend revenue INR	Mar. 31, 2011 Others Interest and Dividend revenue INR	Mar. 31, 2010 Others Interest and Dividend revenue INR
Related Party Transaction [Line Items]
Related party transaction revenues									$ 138.3	7,038.7	8,755.8	6,677.8	$ 0.3	14.2	45.0	25.8							838.7	807.2	769.0	0	0	0							6,200.0	7,948.6	5,908.8	14.2	45.0	25.8
Related party transaction expenses	$ (7.2)	(366.4)	(327.9)	(570.0)	$ (0.6)	(29.5)	(29.9)	(22.2)									0	0	0	(16.9)	(17.3)	(8.5)							(366.4)	(327.9)	(570.0)	(12.6)	(12.6)	(13.7)